Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 8,306
Balances with banks	62,927		£ 212,660
Restricted cash in relation to rent guarantees
Financial risk management and impairment of financial assets
Restricted cash	1,700		0
Restricted cash included in cash at bank in order to satisfy certain covenants
Financial risk management and impairment of financial assets
Restricted cash	8,306		7,420
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 30,673
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	790		672
Credit risk | Trade receivables
Financial risk management and impairment of financial assets
Allowance account for credit losses of financial assets	£ 0		£ 0